SHARE-BASED COMPENSATION - Stock Options Granted (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 segment	Dec. 31, 2020 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercisable intrinsic value		$ 10,000
Options vesting term, number of consecutive trading days | segment	10
Service Trigger One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price trigger (in dollars per share) | $ / shares		$ 3.50
Stock options exercisable intrinsic value		$ 3,333
Service Trigger Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price trigger (in dollars per share) | $ / shares		$ 4.50
Stock options exercisable intrinsic value		$ 3,333
Service Trigger Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price trigger (in dollars per share) | $ / shares		$ 5.50
Stock options exercisable intrinsic value		$ 3,334